ACCOUNTS RECEIVABLE, NET	6 Months Ended
Dec. 31, 2023
ACCOUNTS RECEIVABLE, NET
ACCOUNTS RECEIVABLE, NET

NOTE 3. ACCOUNTS RECEIVABLE, NET

Accounts receivable, net consisted of the following:

	June 30,	December 31,	December 31,
	2023	2023	2023
		RMB	US Dollars
Third Parties	RMB	(Unaudited)	(Unaudited)
Trade accounts receivable	¥27,606,257	¥31,553,107	$4,444,162
Allowance for credit losses	(152,842)	(739,222)	(104,117)
Total third-parties, net	¥27,453,415	¥30,813,885	$4,340,045

	June 30,	December 31,	December 31,
	2023	2023	2023
		RMB	US Dollars
Third Parties- long-term	RMB	(Unaudited)	(Unaudited)
Trade accounts receivable	¥842,607	¥1,307,791	$184,199
Allowance for credit losses	(842,607)	(1,307,791)	(184,199)
Total third-parties, net	¥—	¥—	$—

Net recovery of provision made for credit losses of accounts receivable due from third parties was ¥4,012,249 for the six months ended December 31, 2022. Provision for credit losses of accounts receivable due from third parties was ¥1,051,564 for the six months ended December 31, 2023.

As the date of this report, approximately 28.6%, or ¥8.8 million ($1.2 million) of net outstanding balance as of December 31, 2023 has been collected.

Movement of allowance for doubtful accounts is as follows:

	June 30,	December 31,	December 31,
	2023	2023	2023
		RMB	US Dollars
	RMB	(Unaudited)	(Unaudited)
Beginning balance	¥9,612,470	¥995,449	$140,206
Charge to (reversal of) credit losses	(8,767,356)	1,051,564	148,110
Foreign currency translation adjustments	150,335	—	—
Ending balance	¥995,449	¥2,047,013	$288,316